INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Intangible assets are summarized as follows:

	September 30, 2017	June 30, 2017
Software registration right	$4,591	4,508
Value-added telecommunications business license	12,050	11,833
Subtotal	16,641	16,341
Less: Accumulated depreciation	3,020	2,558
Total	$13,621	13,783

Intangible assets are summarized as follows:

	June 30, 2017	June 30, 2016
Software registration right	$4,508	1,417
Value-added telecommunications business license	11,833	12,062
Subtotal	16,341	13,479
Less: Accumulated depreciation	2,558	1,100
Total	$13,783	12,379